CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Total revenues		¥ 30,676,067	¥ 26,855,119	¥ 20,988,131
Cost of sales
Total cost of sales	[1]	(30,224,912)	(23,766,728)	(18,365,576)
Gross profit		451,155	3,088,391	2,622,555
Operating expenses
Research and development expenses	[1]	(5,276,574)	(5,214,836)	(4,114,267)
Selling, general and administrative expenses	[1]	(6,558,942)	(6,688,246)	(5,305,433)
Total operating expenses	[1]	(11,835,516)	(11,903,082)	(9,419,700)
Other income, net		465,588	109,168	217,740
Fair value gain on derivative liability relating to the contingent consideration		29,339	0	0
Loss from operations		(10,889,434)	(8,705,523)	(6,579,405)
Interest income		1,260,162	1,058,771	743,034
Interest expenses		(268,666)	(132,192)	(55,336)
Fair value gain (loss) on derivative assets or derivative liabilities		(410,417)	59,357	79,262
Investment gain (loss) on long-term investments		(224,364)	25,062	591,506
Exchange gain (loss) from foreign currency transactions		97,080	(1,460,151)	313,580
Other non-operating income, net		41,934	36,318	70,253
Loss before income tax expenses and share of results of equity method investees		(10,393,705)	(9,118,358)	(4,837,106)
Income tax expenses		(36,810)	(24,731)	(25,990)
Share of results of equity method investees		54,740	4,117	0
Net loss		(10,375,775)	(9,138,972)	(4,863,096)
Net loss attributable to ordinary shareholders of XPeng Inc.		(10,375,775)	(9,138,972)	(4,863,096)
Other comprehensive (loss) income
Foreign currency translation adjustment, net of tax		286,614	3,192,573	(918,168)
Total comprehensive loss attributable to XPeng Inc.		(10,089,161)	(5,946,399)	(5,781,264)
Comprehensive loss attributable to ordinary shareholders of XPeng Inc.		¥ (10,089,161)	¥ (5,946,399)	¥ (5,781,264)
Weighted average number of ordinary shares, Basic		1,740,921,519	1,712,533,564	1,642,906,400
Weighted average number of ordinary shares, Diluted		1,740,921,519	1,712,533,564	1,642,906,400
Net loss per ordinary share, Basic		¥ (5.96)	¥ (5.34)	¥ (2.96)
Net loss per ordinary share, Diluted		¥ (5.96)	¥ (5.34)	¥ (2.96)
Vehicle [Member]
Revenues
Total revenues		¥ 28,010,857	¥ 24,839,637	¥ 20,041,955
Cost of sales
Total cost of sales	[1]	(28,457,909)	(22,493,122)	(17,733,036)
Services and others [Member]
Revenues
Total revenues		2,665,210	2,015,482	946,176
Cost of sales
Total cost of sales	[1]	¥ (1,767,003)	¥ (1,273,606)	¥ (632,540)

[1]	Share-based compensation was allocated in cost of sales and operating expenses as follows